Exhibit 99.4 Schedule 2

Loan Level Tape Compare Upload
Loans in Report	48
Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data
6493557	XXXXXX	Representative Credit Score for Grading	664	665
6496952	XXXXXX	Representative Credit Score for Grading	728	751
6496954	XXXXXX	Representative Credit Score for Grading	700	672
6493568	XXXXXX	Loan Purpose	Cashout Refi	Rate and Term Refi
6493574	XXXXXX	Debt to Income Ratio (Back)	50.4000	41.5739
6496970	XXXXXX	Debt to Income Ratio (Back)	33.3000	39.9595

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